Interest In Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Master Trust [Line Items]
EBP, Master Trust
The Master Trust investments and the Entergy Savings Plan's interest in the net assets of the Master Trust investments as of December 31, 2025 are as follows:

	Master Trust Balances	Entergy Savings Plan's interest in Master Trust Balances

Investments at fair value
Money market accounts	$7,992,157	$7,961,302
Common stock*	490,869,721	487,360,831
Common trust funds	4,053,955,347	3,878,562,712
Brokerage accounts	65,861,469	64,575,649
Total investments at fair value	4,618,678,694	4,438,460,494

Fully benefit- responsive investment contracts at contract value	325,106,396	323,953,690

Total investments	$4,943,785,090	$4,762,414,184

The Master Trust investments and the Entergy Savings Plan's interest in the net assets of the Master Trust investments as of December 31, 2024 are as follows:

	Master Trust Balances	Entergy Savings Plan's interest in Master Trust Balances

Investments at fair value
Money market accounts	$12,508,330	$12,478,581
Common stock*	418,306,585	416,511,988
Common trust funds	3,619,444,179	3,514,495,024
Brokerage accounts	49,523,086	48,947,204
Total investments at fair value	4,099,782,180	3,992,432,797

Fully benefit- responsive investment contracts at contract value	356,246,782	355,464,586

Total investments	$4,456,028,962	$4,347,897,383

*The common stock consists entirely of Entergy Corporation common stock.

Investment income in the Master Trust for the year ended December 31, 2025 is summarized as follows:

Investment income:
Dividends	$22,470,312
Net realized and unrealized appreciation of investments	671,296,738
Total investment income	$693,767,050